EARNINGS / (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings / (loss) per share (Note 9):
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the for the three-month period ended June 30, 2024, the three-month period ended June 30, 2023, the six-month period ended June 30, 2024, and the six-month period ended June 30, 2023, respectively.

Date	Transaction Detail	Change in Shares	Three-month period ended June 30, 2024, Weighted Average Ordinary Shares Outstanding
April 1, 2024	Beginning Balance		95,487,677
April 1, 2024	Restricted Stock Issuance	1,774	1,774
April 23, 2024	Restricted Stock Issuance	1,333	996
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(53,379)
June 30, 2024	Ending Balance		95,437,068

Date	Transaction Detail	Change in Shares	Three-month period ended June 30, 2023, Weighted Average Ordinary Shares Outstanding
April 1, 2023	Beginning Balance		94,861,997
April 12, 2023	Restricted Stock Issuance	666	585
June 1, 2023	Restricted Stock Issuance	40,000	12,889
June 22, 2023	Restricted Stock Issuance	1,484	132
June 30, 2023	Ending Balance		94,875,603

Date	Transaction Detail	Change in Shares	Six-month period ended June 30, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Restricted Stock Issuance	333	317
March 17, 2024	Restricted Stock Issuance	12,751	7,356
March 18, 2024	Restricted Stock Issuance	242,455	138,546
March 19, 2024	Restricted Stock Issuance	235,741	133,414
April 1, 2024	Restricted Stock Issuance	1,774	906
April 23, 2024	Restricted Stock Issuance	1,333	498
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(26,690)
June 30, 2024	Ending Balance		95,250,744

Date	Transaction Detail	Change in Shares	Six-month period ended June 30, 2023, Weighted Average Ordinary Shares Outstanding
January 1, 2023	Beginning Balance		94,012,752
January 23, 2023	Restricted Stock Issuance	500	439
February 2, 2023	Restricted Stock Issuance	22,440	18,451
February 24, 2023	Restricted Stock Issuance	250	175
March 1, 2023	Restricted Stock Issuance	333	224
March 16, 2023	Restricted Stock Issuance	247,286	145,624
March 17, 2023	Restricted Stock Issuance	578,436	337,421
April 12, 2023	Restricted Stock Issuance	666	292
June 1, 2023	Restricted Stock Issuance	40,000	6,444
June 22, 2023	Restricted Stock Issuance	1,484	66
June 30, 2023	Ending Balance		94,521,888

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following tables provide the computation of basic and diluted earnings per share (“EPS”), or basic and diluted loss per share (“LPS”) as applicable, for the for the three-month period ended June 30, 2024, the three-month period ended June 30, 2023, the six-month period ended June 30, 2024, and the six-month period ended June 30, 2023, respectively.

	For the three-month period ended
	June 30, 2024			June 30, 2023
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$18,873	95,437,068	$0.20	$1,945	94,875,603	$0.02
Restricted stock units		88,611			-
Antidilution sequencing - subtotal	18,873	95,525,679	0.20	1,945	94,875,603	0.02
Decrease/(increase) in the fair value of the warrants
35,540,380 Public Warrants @ $5.75 per half share		-			-
Diluted EPS - ordinary shares	$18,873	95,525,679	$0.20	$1,945	94,875,603	$0.02

	For the six-month period ended
	June 30, 2024			June 30, 2023

	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net loss to Ordinary Shareholders	Weighted-average ordinary shares outstanding	LPS

Basic EPS/(LPS) - ordinary shares	$28,855	95,250,744	$0.30	$(4,412)	94,521,888	$(0.05)
Restricted stock units		233,276			-
Antidilution sequencing - subtotal	28,855	95,484,020	0.30	(4,412)	94,521,888	(0.05)
Decrease/(increase) in the fair value of the warrants
35,540,380 Public Warrants @ $5.75 per half share
Diluted EPS/(LPS) - ordinary shares	$28,855	95,484,020	$0.30	$(4,412)	94,521,888	$(0.05)